Convertible Notes Payable (Schedule of Convertible Notes Payable) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2015	Mar. 31, 2014
Debt Instrument [Line Items]
Convertible notes payable, net of discount	$ 164,238	$ 14,173	$ 13,111
Notes Payable, Other Payables [Member]
Debt Instrument [Line Items]
Total convertible notes payable	401,881		228,827
Less: discount on convertible notes payable	(237,643)		(215,716)
Convertible notes payable, net of discount	164,238		$ 13,111
Convertible Promissory Note Dated September 30, 2014 [Member] | Notes Payable, Other Payables [Member]
Debt Instrument [Line Items]
Total convertible notes payable	$ 80,133
Debt instrument, issuance date	Sep. 30, 2014
Debt instrument, maturity date	Sep. 30, 2016
Debt instrument, interest rate	10.00%
Debt instrument, conversion price per share	$ 0.01
Convertible Promissory Note Dated June 30, 2013 [Member] | Notes Payable, Other Payables [Member]
Debt Instrument [Line Items]
Total convertible notes payable			$ 4,742
Debt instrument, issuance date	Jun. 30, 2013
Debt instrument, maturity date	Jun. 30, 2015
Debt instrument, interest rate	10.00%
Debt instrument, conversion price per share	$ 0.04
Convertible Promissory Note Dated April 1, 2014 [Member] | Notes Payable, Other Payables [Member]
Debt Instrument [Line Items]
Debt instrument, issuance date	Apr. 01, 2014
Debt instrument, maturity date	Mar. 31, 2016
Debt instrument, interest rate	10.00%
Debt instrument, conversion price per share	$ 0.03
Convertible Promissory Note Dated September 30, 2013 [Member] | Notes Payable, Other Payables [Member]
Debt Instrument [Line Items]
Total convertible notes payable			$ 224,085
Debt instrument, issuance date	Sep. 30, 2013
Debt instrument, maturity date	Sep. 30, 2015
Debt instrument, interest rate	10.00%
Debt instrument, conversion price per share	$ 0.04
Convertible Promissory Note Dated June 30, 2014 [Member] | Notes Payable, Other Payables [Member]
Debt Instrument [Line Items]
Total convertible notes payable	$ 62,980
Debt instrument, issuance date	Jun. 30, 2014
Debt instrument, maturity date	Jun. 30, 2016
Debt instrument, interest rate	10.00%
Debt instrument, conversion price per share	$ 0.02
Convertible Promissory Note Dated December 31, 2014 [Member] | Notes Payable, Other Payables [Member]
Debt Instrument [Line Items]
Total convertible notes payable	$ 125,059
Debt instrument, issuance date	Dec. 31, 2014
Debt instrument, maturity date	Dec. 31, 2016
Debt instrument, interest rate	10.00%
Debt instrument, conversion price per share	$ 0.02
Convertible Promissory Note Dated March 31, 2015 [Member] | Notes Payable, Other Payables [Member]
Debt Instrument [Line Items]
Total convertible notes payable	$ 39,635
Debt instrument, issuance date	Mar. 31, 2015
Debt instrument, maturity date	Mar. 31, 2017
Debt instrument, interest rate	10.00%
Debt instrument, conversion price per share	$ 0.007
Convertible Promissory Note Dated December 31, 2014 [Member] | Notes Payable, Other Payables [Member]
Debt Instrument [Line Items]
Total convertible notes payable	$ 94,074
Debt instrument, issuance date	Dec. 31, 2014
Debt instrument, maturity date	Dec. 31, 2016
Debt instrument, interest rate	10.00%
Debt instrument, conversion price per share	$ 0.01